Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Operating activities:
Net income (loss)	$ 58,796	$ (4,955)	$ (73,948)
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain) loss on sale of fixed assets and assets held for sale	(357)	1,240	0
Impairment of assets	129	27,937	44,424
Depreciation and amortization	55,017	59,465	58,695
Amortization of debt issuance costs and original issue discount	3,586	3,631	4,731
Deferred income taxes	2,556	(3,650)	(36,510)
(Gain) loss on extinguishment of debt	(1,661)	0	43,667
Provision for losses on accounts receivable and inventory	3,021	546	3,254
Stock-based compensation expense	21,127	13,523	8,398
Other adjustments to net income	(190)	0	0
Changes in operating assets and liabilities, net of effects from acquisitions
Accounts receivable	24,538	7,038	(12,124)
Inventories	(2,437)	67,509	7,675
Prepaid expenses and other current assets	(2,986)	(616)	16,613
Accounts payable	4,061	(43,710)	26,804
Income taxes	1,005	(3,814)	654
Accrued and other liabilities	(9,551)	16,311	(1,028)
Other, net	(8)	618	(3,093)
Net cash provided by continuing operating activities	156,646	141,073	88,212
Net cash (used for) discontinued operating activities	0	0	(1,879)
Net cash provided by operating activities	156,646	141,073	86,333
Investing activities:
Capital expenditures	(16,830)	(26,849)	(24,362)
Proceeds from sale of properties and equipment	75	1,451	7,396
Proceeds from sale of assets held for sale	2,400	0	0
Acquisitions of businesses, net of cash acquired	0	(30,549)	(39,787)
Working capital adjustment for acquisition	0	0	5,142
Proceeds from sale of an investment	1,328	4,844	2,736
Other, net	132	(78)	15
Net cash (used for) continuing investing activities	(12,895)	(51,181)	(48,860)
Net cash provided by discontinued investing activities	0	4,540	0
Net cash (used for) investing activities	(12,895)	(46,641)	(48,860)
Financing activities:
Borrowings under credit facility	0	788,000	657,000
Repayments under credit facility	0	(828,000)	(676,000)
Proceeds from short-term debt	0	1,692	4,126
Repayments of short-term debt	(1,619)	(1,661)	(5,825)
Proceeds from issuance of first and second lien credit agreements	0	0	665,400
Repayments of long-term debt	(22,175)	(4,200)	(438,558)
Issuance of common stock	52	49	674
Repurchase of common stock	0	(882)	(252,765)
Payment for debt financing costs and fees	0	(102)	(11,925)
Proceeds from foreign exchange forward option	0	999	0
Other, net	(166)	(1)	289
Net cash (used for) financing activities	(23,908)	(44,106)	(57,584)
Effects of foreign exchange rate changes on cash and cash equivalents	(162)	(3,088)	(1,299)
Increase (decrease) in cash and cash equivalents	119,681	47,238	(21,410)
Cash and cash equivalents at beginning of period	80,598	33,360	54,770
Cash and cash equivalents at end of period	200,279	80,598	33,360
Supplementary Cash Flow information
Interest paid	49,855	41,460	42,833
Income taxes paid, net of refunds	30,859	4,759	2,206
Capital expenditures, not yet paid	525	327	236
Non-cash preferred stock dividends	0	0	29,055
Reclassification of stock-based compensation liability	$ 43,870	$ 0	$ 0